Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	MFS SERIES TRUST IX
Central Index Key	0000063075
Amendment Flag	false
Document Creation Date	Feb. 27, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
MFS® Inflation-Adjusted Bond Fund | A
Prospectus:
Trading Symbol	MIAAX
MFS® Inflation-Adjusted Bond Fund | R4
Prospectus:
Trading Symbol	MIAJX
MFS® Inflation-Adjusted Bond Fund | B
Prospectus:
Trading Symbol	MIABX
MFS® Inflation-Adjusted Bond Fund | C
Prospectus:
Trading Symbol	MIACX
MFS® Inflation-Adjusted Bond Fund | I
Prospectus:
Trading Symbol	MIAIX
MFS® Inflation-Adjusted Bond Fund | R1
Prospectus:
Trading Symbol	MIALX
MFS® Inflation-Adjusted Bond Fund | R2
Prospectus:
Trading Symbol	MIATX
MFS® Inflation-Adjusted Bond Fund | R3
Prospectus:
Trading Symbol	MIAHX
MFS® Inflation-Adjusted Bond Fund | R6
Prospectus:
Trading Symbol	MIAKX